Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Convertible preferred stock, shares authorized		1,860,000
Convertible preferred stock, shares outstanding		865,429
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	10,000,000
Common stock, shares issued	6,769,106	535,685
Common stock, shares outstanding	6,769,106	535,685
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	40,000	40,000
Convertible preferred stock, shares issued	0	31,250
Convertible preferred stock, shares outstanding	0	31,250
Convertible preferred stock, aggregate liquidation preference	$ 1,500,000	$ 1,500,000
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	320,000	320,000
Convertible preferred stock, shares issued	0	119,140
Convertible preferred stock, shares outstanding	0	119,140
Convertible preferred stock, aggregate liquidation preference	6,862,939	6,862,939
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	1,500,000	1,500,000
Convertible preferred stock, shares issued	0	715,039
Convertible preferred stock, shares outstanding	0	715,039
Convertible preferred stock, aggregate liquidation preference	$ 15,445,109	$ 15,445,109